Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY
Variable Interest Entity [Line Items]
Total assets	$ 90,304,963	546,679,148	1,112,345,372		$ 29,913,207	181,085,582	223,569,019
Total liabilities	58,897,205	356,546,005	363,133,828		41,026,299	248,360,907	233,201,710
Revenue					14,301,055	86,574,297	146,100,548	103,128,242
Net loss	$ (86,932,219)	(526,261,572)	(514,002,092)	(284,329,931)	$ (33,271,022)	(201,412,786)	(163,422,412)	(44,008,489)